Financial Information of L-3 Communications and Its Subsidiaries (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Combining Statements of Operations:
Net sales									$ 13,158	$ 13,390	$ 13,147
Cost of sales									11,716	11,905	11,780
Impairment charge									43
Operating (loss) income	354	359	350	336	391	365	371	358	1,399	1,485	1,367
Interest and other income, net										21	19
Interest expense									204	236	245
Debt retirement charge									35	18	10
(Loss) income from continuing operations before income taxes									1,160	1,252	1,131
(Benefit) provision for income taxes									296	428	374
Income from continuing operations	254	214	217	179	236	201	193	194	864	824	757
Income from discontinued operations, net of tax									104	142	154
Net income	277	238	246	207	272	241	231	222	968	966	911
Net income attributable to noncontrolling interests									12	11	10
Net income attributable to L-3	274	235	243	204	268	238	228	221	956	955	901
Comprehensive income attributable to L-3									758	865	1,067
L-3 Holdings (Parent) [Member]
Condensed Combining Statements of Operations:
Cost of sales									57	73	65
Operating (loss) income									(57)	(73)	(65)
Interest expense									23	46	45
(Loss) income from continuing operations before income taxes									(80)	(119)	(110)
(Benefit) provision for income taxes									(20)	(41)	(36)
Equity in net income of consolidated subsidiaries									1,016	1,033	975
Income from continuing operations									956	955	901
Net income									956	955	901
Net income attributable to L-3									956	955	901
Comprehensive income attributable to L-3									758	865	1,067
L-3 Communications [Member]
Condensed Combining Statements of Operations:
Net sales									3,735	3,794	3,846
Cost of sales									3,335	3,310	3,404
Impairment charge									43
Operating (loss) income									357	484	442
Interest and other income, net									14	24	21
Interest expense									201	235	244
Debt retirement charge									35	18	10
(Loss) income from continuing operations before income taxes									135	255	209
(Benefit) provision for income taxes									34	87	69
Equity in net income of consolidated subsidiaries									751	645	607
Income from continuing operations									852	813	747
Income from discontinued operations, net of tax									104	142	154
Net income									956	955	901
Net income attributable to L-3									956	955	901
Comprehensive income attributable to L-3									758	865	1,067
Guarantor Subsidiaries [Member]
Condensed Combining Statements of Operations:
Net sales									7,573	7,908	7,652
Cost of sales									6,853	7,193	6,967
Operating (loss) income									720	715	685
Interest and other income, net									(15)	(1)	1
Interest expense									1
(Loss) income from continuing operations before income taxes									704	714	686
(Benefit) provision for income taxes									180	244	227
Income from continuing operations									524	470	459
Net income									524	470	459
Net income attributable to L-3									524	470	459
Comprehensive income attributable to L-3									514	497	476
Non-Guarantor Subsidiaries [Member]
Condensed Combining Statements of Operations:
Net sales									2,190	2,001	1,935
Cost of sales									1,868	1,715	1,695
Operating (loss) income									322	286	240
Interest and other income, net									4	3	2
Interest expense									5	6	6
(Loss) income from continuing operations before income taxes									321	283	236
(Benefit) provision for income taxes									82	97	78
Income from continuing operations									239	186	158
Net income									239	186	158
Net income attributable to L-3									239	186	158
Comprehensive income attributable to L-3									218	220	206
Eliminations [Member]
Condensed Combining Statements of Operations:
Net sales									(340)	(313)	(286)
Cost of sales									(397)	(386)	(351)
Operating (loss) income									57	73	65
Interest and other income, net									(3)	(5)	(5)
Interest expense									(26)	(51)	(50)
(Loss) income from continuing operations before income taxes									80	119	110
(Benefit) provision for income taxes									20	41	36
Equity in net income of consolidated subsidiaries									(1,767)	(1,678)	(1,582)
Income from continuing operations									(1,707)	(1,600)	(1,508)
Net income									(1,707)	(1,600)	(1,508)
Net income attributable to noncontrolling interests									12	11	10
Net income attributable to L-3									(1,719)	(1,611)	(1,518)
Comprehensive income attributable to L-3									$ (1,490)	$ (1,582)	$ (1,749)